SHARE-BASED COMPENSATION (Details) - Summary of share-based compensation plans - Stock options and RSU to eligible Employees, Officers, Directors and external consultants [Member]	9 Months Ended
Sep. 30, 2022 shares
SHARE-BASED COMPENSATION (Details) - Summary of share-based compensation plans [Line Items]
Common shares outstanding, September 30, 2022	111,890,707
Common shares reserved for issuance: 15%	16,783,606
Stock options outstanding, September 30, 2022	(7,426,665)
RSU outstanding, September 30, 2022	(5,499,663)
Common shares reserved for future grants	3,857,278